Warrants (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Warrants [Abstract]
Schedule of activity of warrants

	Number of warrants	Warrants amount	Weighted average exercise price	Weighted average number of years to expiry	Expiry dates
	$	$	$
Opening balance, November 1, 2022	91,694,784	15,497	2.58	2.39
Warrants expired(i)	(39,619,252)	(2,437)	0.43	—	2/6/2023
Warrants cancelled	(809,010)	(320)	0.43	—	2/6/2023
Balance, October 31, 2023	51,266,522	12,740	5.61	0.75

Warrants expired(ii)	(46,309,556)	(8,008)	0.58	—	2/22/2024 - 05/26/2024
Warrants exercised(ii)	(104,600)	(100)	2.73	2.98	7/22/2027
Balance, October 31, 2024	4,852,366	4,632	2.73	2.98
As at October 31, 2024, 4,852,366 (October 31, 2023: 46,309,562) warrants were exercisable on a basis of 15 warrants for 1 common share.
(i)During the year ended October 31, 2023, the remaining unexercised warrants issued in connection to the META acquisition expired.
(ii)During the year ended October 31, 2024, 5,591,408 warrants issued through equity financing and 2,416,742 warrants issued through the bought deal expired unexercised.